Interest and Finance Costs, Net (Tables)	6 Months Ended
Jun. 30, 2019
Interest And Finance Costs Net
Schedule of Interest and Finance Costs

The amounts in the accompanying unaudited interim consolidated statements of comprehensive loss are analyzed as follows:

	Six Months Ended June 30,
	2018	2019
Interest on long-term debt (Note 7)	$1,591	$2,606
Interest on promissory note (Note 3)	99	168
Amortization and write-off of financing costs	146	131
Total	$1,836	$2,905